Property, Plant and Equipment	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Property, plant and equipment

8.      Property, plant and equipment

(a)    Breakdown and changes

Changes in property, plant and equipment are as follows:

	December 31, 2024
	Buildings	Facilities	Machinery and equipment	IT equipment	Furniture and fixtures	Vehicles	Leasehold improvements	Works in progress	Vessels	Aircraft	Total
Cost
Opening balance	59,212	1,665	584,206	22,340	11,965	396,779	43,541	58,355	54,824	127,212	1,360,099
Transfers	(17,960)	11,795	(69,668)	12,403	1,214	125,780	1,501	(106,960)	9,237	29,189	(3,469)
Additions	2,753	1,553	99,470	1,436	646	69,724	1,887	115,139	2,561	34,645	329,814
Write-offs	(21)	(15)	(86,873)	(221)	(96)	(128,787)	(65)	40,535	(229)	(10)	(175,782)
Fair value-added value	—	—	3,209	162	38	113	—	—	—	—	3,522
Foreign currency translation adjustment	8,381	729	74,890	3,134	1,550	67,485	1,832	699	235	1	158,936
Balance	52,365	15,727	605,234	39,254	15,317	531,094	48,696	107,768	66,628	191,037	1,673,120

Accumulated depreciation
Opening balance	(19,108)	(353)	(307,235)	(15,700)	(7,252)	(186,873)	(12,377)	—	(8,452)	(15,188)	(572,538)
Transfers	14,607	(9,789)	79,188	(629)	(363)	(87,164)	842	—	—	—	(3,308)
Depreciation	(1,480)	(375)	(55,641)	(3,165)	(1,112)	(48,451)	(3,181)	—	(2,130)	(7,636)	(123,171)
Write-offs	(5)	—	32,530	8	462	60,152	—	—	66	4,420	97,633
Fair value-added value	—	—	(754)	(22)	(66)	(725)	(2)	—	(292)	(1,642)	(3,503)
Foreign currency translation adjustment	(1,615)	(1,650)	(37,685)	(2,750)	(1,296)	(42,607)	(1,236)	—	(101)	—	(88,940)
Balance	(7,601)	(12,167)	(289,597)	(22,258)	(9,627)	(305,668)	(15,954)	—	(10,909)	(20,046)	(693,827)

Cost	52,365	15,727	605,234	39,254	15,317	531,094	48,696	107,768	66,628	191,037	1,673,120
Accumulated depreciation and amortization	(7,601)	(12,167)	(289,597)	(22,258)	(9,627)	(305,668)	(15,954)	—	(10,909)	(20,046)	(693,827)
	44,764	3,560	315,637	16,996	5,690	225,426	32,742	107,768	55,719	170,991	979,293
	December 31, 2023
	Buildings	Facilities	Machinery and equipment	IT equipment	Furniture and fixtures	Vehicles	Leasehold improvements	Works in progress	Vessels	Aircraft	Total
Cost
Opening balance	26,816	422	240,261	18,746	10,209	327,681	41,466	40,685	32,233	73,614	812,133
Transfers	15,420	212	28,337	2,038	1,080	40,023	1,211	(45,642)	17,155	5,763	65,597
Additions	18,555	624	79,285	1,363	705	42,626	2,659	65,363	2,529	51,693	265,402
Write-offs	(940)	—	(7,496)	(243)	(222)	(37,689)	(1,359)	(3,882)	(86)	(3,858)	(55,775)
Business combination(*)	1,969	408	246,517	1,308	685	37,077	—	1,831	3,050	—	292,845
Fair value-added value	—	—	1,188	(127)	440	994	34	—	—	—	2,529
Foreign currency translation adjustment	(2,608)	(1)	(3,886)	(745)	(932)	(13,933)	(470)	—	(57)	—	(22,632)
Balance	59,212	1,665	584,206	22,340	11,965	396,779	43,541	58,355	54,824	127,212	1,360,099

Accumulated depreciation
Opening balance	(9,289)	(95)	(84,537)	(9,933)	(6,039)	(160,258)	(9,330)	—	(6,147)	(10,424)	(296,052)
Transfers	(8,006)	(7)	(13,343)	(954)	383	(15,224)	(268)	—	—	(32)	(37,451)
Depreciation	(2,158)	(102)	(36,876)	(4,696)	(2,319)	(26,816)	(3,434)	—	(1,288)	(4,398)	(82,087)
Write-offs	278	3	7,677	—	478	23,836	332	—	23	1,308	33,935
Business combination(*)	(376)	(152)	(178,570)	(653)	(310)	(17,384)	—	—	(769)	—	(198,214)
Fair value-added value	—	—	(496)	7	(95)	(1,236)	(3)	—	(292)	(1,642)	(3,757)
Foreign currency translation adjustment	443	—	(1,090)	529	650	10,209	326	—	21	—	11,088
Balance	(19,108)	(353)	(307,235)	(15,700)	(7,252)	(186,873)	(12,377)	—	(8,452)	(15,188)	(572,538)

Cost	59,212	1,665	584,206	22,340	11,965	396,779	43,541	58,355	54,824	127,212	1,360,099
Accumulated depreciation and amortization	(19,108)	(353)	(307,235)	(15,700)	(7,252)	(186,873)	(12,377)	—	(8,452)	(15,188)	(572,538)
	40,104	1,312	276,971	6,640	4,713	209,906	31,164	58,355	46,372	112,024	787,561

(*)      purchase of investees confirms informed in note 7.

(b)    Rates of depreciation

The depreciation rates are as follows:

Assets	Useful life (in years)	Annual weighted average rate (%)
Aircrafts	10	10.00
Leasehold improvements	3 – 25	16.50
Buildings	10 – 25	4.73
Vessels	5 – 20	8.00
IT Equipment	2 – 10	21.47
Facilities	3 – 10	10.83
Machinery and equipment	3 – 20	15.75
Machinery and equipment – fleets	3 – 10	10.00
Furniture and fixtures	3 – 10	13.79
Vehicles	3 – 10	20.27
Vehicles – Fleet	2 – 10	20.00

(c)     Relevant maintenance costs

The Company owns an investment in a subsidiary of the aviation industry, which performs relevant maintenance on property, plant and equipment at regular intervals during its economic useful life. These maintenances are performed to restore or maintain the original performance standards foreseen by the suppliers and represent the only alternative for the use of the asset until the end of its useful life. For such maintenance, entities stop the operations of the asset or group of assets for a certain period of time and generally incur the following main expenses:

a)      Main components and parts;

b)      Own services or services contracted from third parties for the replacement of components and parts;

c)      Own or outsourced services for relevant maintenance and cleaning; and

d)      Fixed plant costs during the maintenance period, inventory losses, etc.

(d)    PPE held as collateral

In the period ended on December 31, 2024, the amount of R$229,260 (R$141,821 as of December 31, 2023) is represented by the property, plant, and equipment in the vehicle classes (primarily represented by trucks), machinery, appliances, and equipment, which are the guarantees of the respective financing and Lease liabilities modality.

(e)     Impairment

Management annually reviews the net book value of assets for purposes of evaluating events or changes in economic or operating circumstances that may indicate impairment or loss of its recoverable value. This evidence is detected and the net book value exceeds recoverable value, a provision for impairment is recognized to adjust net book value to the recoverable value.

The recoverable value of an asset is defined as the lower of its book value and its value in use. The value-in-use calculation is based on the discounted cash flow model, considering a single CGU that is the Group Response itself. The business growth assumptions are based on the annual budget for 2024 and the long-term projections of its subsidiaries. Estimated future cash flows were discounted at the rate equivalent to the average weighted cost of capital. The fair value measurement was categorized as a Level 3 fair value based on the inputs in the valuation technique used.

The key assumptions used in the estimation of the recoverable amount are set out below. The values assigned to the key assumptions represent management’s assessment of future trends in the relevant industries and have been based on historical data from both external and internal sources.

In percent	%
Discount rate	11.8
Terminal value growth rate	3.8

The discount rate was a post-tax measure estimated based on the historical industry average weighted-average cost of capital.

Estimated EBITDA was projected considering histories and forecasts as follows:

•        CGU’s revenues include service provision. Revenue growth was projected considering economic recovery and price increases/decreases based on inflation estimates;

•        Operating costs and expenses were projected considering the historical performance of the CGU and the trends in personnel cost readjustments and investments in the structure; and

•        Capital expenditures were estimated considering the maintenance of existing infrastructure, machinery, equipment, and vehicles for continuous operation and compliance with client contracts.

For December 31, 2024, and the year ended December 31, 2023, the estimated value in use exceeded the carrying amount.

(f)     Leasehold improvements

Leasehold improvements comprise improvements made on third party properties and are substantially related to the lease liabilities agreement for the use of properties in Nova Odessa/SP and the Ambipar Group’s headquarters in São Paulo/SP with a related company of the Company, which owns the property, for a period of five years, signed in 2021.